DISAGGREGATION OF REVENUE AND GEOGRAPHIC INFORMATION (Schedule of Total Revenue of Geographic Areas) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of operating segments | Segment	1
Total Revenues	$ 439,927	$ 498,286	$ 743,155
Long-lived assets	28,856	29,125
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	27,309	25,520
U.S [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	319,262	373,039	638,748
Long-lived assets	1,122	3,075
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	120,665	125,247	$ 104,407
Long-lived assets	$ 425	$ 530